Summary of Operations and Significant Accounting Policies - Calculation Of Weighted-Average Number Of Common Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic weighted-average shares outstanding	33,737	4,238	17,530	4,238	4,238
Effect of dilutive stock options and warrants	90		86
Diluted weighted-average shares outstanding	33,827	4,238	17,616	4,238	4,238